UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06565

Tekla Life Sciences Investors
(Exact name of registrant as specified in charter)

100 Federal Street, 19th Floor, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/15

Item 1.  Schedule of Investments.

TEKLA LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

(Unaudited)

SHARES			VALUE
		CONVERTIBLE PREFERRED AND WARRANTS (Restricted)(a) (b) — 5.2%
		Biotechnology — 0.6%
611,422		Afferent Pharmaceuticals, Inc. Series C	$1,500,002
2,568,939		EBI Life Sciences, Inc. Series A (c)	13,102
149,396		Merus B.V. Class C (d)	1,081,291
			2,594,395
		Health Care Equipment & Supplies — 2.9%
2,338,198		AlterG, Inc. Series C	958,661
79,330		CardioKinetix, Inc. Series C	1,116,094
142,574		CardioKinetix, Inc. Series D	542,779
439,333		CardioKinetix, Inc. Series E	1,250,781
403,207		CardioKinetix, Inc. Series F	1,377,516
N/A	(e)	CardioKinetix, Inc. warrants (expiration 12/11/19)	0
N/A	(e)	CardioKinetix, Inc. warrants (expiration 6/03/20)	0
8,822		CardioKinetix, Inc. warrants (expiration 8/15/24)	0
4,042,777		IlluminOss Medical, Inc. Series C-1	287,846
5,126,388		Insightra Medical, Inc. Series C (c)	2,170,000
3,891,340		Insightra Medical, Inc. Series C-2 (c)	1,647,204
366,171		Insightra Medical, Inc. warrants (expiration 3/31/25) (c)	0
2,013,938		Insightra Medical, Inc. warrants (expiration 5/28/25) (c)	0
1,464,682		Insightra Medical, Inc. warrants (expiration 8/18/25) (c)	0
2,161,090		Magellan Diagnostics, Inc. Series A	1,666,200
98,824		Magellan Diagnostics, Inc. warrants (expiration 4/01/19)	0
7,877		Magellan Diagnostics, Inc. warrants (expiration 5/06/19)	0
9,606,373		Palyon Medical Corporation Series A (c)	2,046
18,832,814		Palyon Medical Corporation Series B (c)	1,318
N/A	(e)	Palyon Medical Corporation warrants (expiration 4/26/19) (c)	0
3,280,000		Tibion Corporation Series B	0
N/A	(e)	Tibion Corporation warrants (expiration 7/12/17)	0
N/A	(e)	Tibion Corporation warrants (expiration 10/30/17)	0
N/A	(e)	Tibion Corporation warrants (expiration 11/28/17)	0
2,606,033		Veniti, Inc. Series A (c)	1,578,474
1,307,169		Veniti, Inc. Series B (c)	837,503
716,720		Veniti, Inc. Series C (c)	574,021
			14,010,443
		Life Sciences Tools & Services — 0.6%
2,161,090		Dynex Technologies, Inc. Series A	1,080,545
98,824		Dynex Technologies, Inc. warrants (expiration 4/01/19)	0
7,877		Dynex Technologies, Inc. warrants (expiration 5/06/19)	0
2,446,016		Labcyte, Inc. Series C	1,743,765
107,178		Labcyte, Inc. Series D	88,915
			2,913,225
		Pharmaceuticals — 1.1%
2,862,324		Euthymics Biosciences, Inc. Series A (c)	1,099,991
53,948		Neurovance, Inc. Series A (c)	200,147
670,837		Neurovance, Inc. Series A-1 (c)	2,488,805

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Pharmaceuticals — continued
240,770	Ovid Therapeutics, Inc. Series B	$1,499,997
		5,288,940
	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $32,228,776)	24,807,003

PRINCIPAL AMOUNT
	CONVERTIBLE AND NON-CONVERTIBLE NOTES — 1.6% of Net Assets
	Convertible Notes — 1.6%
	Biotechnology — 0.5%
$1,485,000	Merrimack Pharmaceuticals, Inc., 4.50%, due 7/15/20	2,198,728
	Health Care Equipment & Supplies — 0.0%
99,000	IlluminOss Medical, Inc. Secured Senior Promissory Note, 8.00% due 9/28/40 (Restricted) (a)	99,000
37,399	Palyon Medical Corporation Promissory Note, 8.00% due 5/15/16 (Restricted) (a) (c)	0
30,339	Palyon Medical Corporation Promissory Note, 8.00% due 7/15/16 (Restricted) (a) (c)	0
		99,000
	Pharmaceuticals — 1.1%
2,000,000	Supernus Pharmaceuticals, Inc., 7.50% due 5/1/19 (g)	5,356,250
	TOTAL CONVERTIBLE NOTES	7,653,978
	Non-Convertible Notes (Restricted)(a) (b) — 0.0%
	Health Care Equipment & Supplies — 0.0%
238,286	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18	0
28,211	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18	0
	TOTAL NON-CONVERTIBLE NOTES	0
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE NOTES (Cost $3,947,484)	7,653,978

SHARES
	COMMON STOCKS AND WARRANTS — 91.8%
	Biotechnology — 72.2%
147,800	ACADIA Pharmaceuticals Inc. (b)	5,269,070
27,500	Adaptimmune Therapeutics plc (b) (f)	331,650
127,799	Alexion Pharmaceuticals, Inc. (b)	24,377,659
116,453	Alkermes plc (b)	9,244,039
73,025	Alnylam Pharmaceuticals, Inc. (b)	6,874,574
53,557	Amgen Inc.	8,693,908
44,638	Anacor Pharmaceuticals, Inc. (b)	5,042,755
811,227	ARCA biopharma, Inc. (b) (c)	3,772,208

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Biotechnology — continued
324,491	ARCA biopharma, Inc. warrants (Restricted, expiration 6/11/22) (a) (c)	$269,328
320,135	Ardelyx, Inc. (b)	5,800,846
60,000	Bellicum Pharmaceuticals, Inc. (b)	1,216,200
79,512	Biogen Inc. (b)	24,358,501
154,100	BioMarin Pharmaceutical Inc. (b)	16,143,516
26,545	bluebird bio, Inc. (b)	1,704,720
371,522	Celgene Corporation (b)	44,493,475
4,940	Celladon Corporation warrants (Restricted, expiration 10/10/18) (a) (b)	2,865
40,000	Cellectis S.A. (b) (d) (f)	1,241,200
174,590	Cepheid, Inc. (b)	6,377,773
47,800	Chimerix, Inc. (b)	427,810
17,500	Cidara Therapeutics, Inc. (b)	300,300
98,417	CytomX Therapeutics, Inc. (b)	2,053,963
128,410	CytomX Therapeutics, Inc. (Restricted) (a) (b)	2,411,916
137,500	Dynavax Technologies Corporation (b)	3,322,000
309,952	Exelixis, Inc. (b)	1,748,129
46,000	Galapagos NV (b) (f)	2,837,460
6,000	Galapagos NV (b) (d)	377,280
443,120	Gilead Sciences, Inc.	44,839,313
200,000	Halozyme Therapeutics, Inc. (b)	3,466,000
103,333	Heron Therapeutics, Inc. warrants (Restricted, expiration 7/01/16) (a) (b)	2,021,200
259,915	Incyte Corporation (b)	28,187,782
229,000	Inotek Pharmaceuticals Corporation (b)	2,594,570
156,600	Insmed Incorporated (b)	2,842,290
138,500	Medivation, Inc. (b)	6,695,090
567,787	Merrimack Pharmaceuticals, Inc. (b)	4,485,517
170,641	Natera, Inc. (b)	1,842,923
138,357	Neurocrine Biosciences, Inc. (b)	7,826,856
358,000	Novavax, Inc. (b)	3,003,620
769,638	Pieris Pharmaceuticals, Inc. (b)	1,762,471
44,622	Regeneron Pharmaceuticals, Inc. (b)	24,223,945
329,949	Retrophin, Inc. (b)	6,364,716
15,000	Sage Therapeutics, Inc. (b)	874,500
26,520	Ultragenyx Pharmaceutical Inc. (b)	2,975,014
191,377	Vertex Pharmaceuticals Incorporated (b)	24,080,968
20,000	Xencor, Inc. (b)	292,400
13,307	Zafgen, Inc. (b)	83,701
		347,156,021
	Health Care Equipment & Supplies — 1.6%
495,000	Alliqua BioMedical, Inc. (b)	1,059,300
130,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	134,028
93,349	GenMark Diagnostics, Inc. (b)	724,388
55,158	IDEXX Laboratories, Inc. (b)	4,022,122
25,000	Nevro Corp. (b)	1,687,750

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Health Care Equipment & Supplies — continued
143,124	TherOx, Inc. (Restricted) (a) (b)	$143
		7,627,731
	Health Care Providers & Services — 0.1%
148,148	InnovaCare Health, Inc. (Restricted) (a) (b) (g)	314,074
	Life Sciences Tools & Services — 6.2%
264,625	Accelerate Diagnostics, Inc. (b)	5,686,791
125,728	Illumina, Inc. (b)	24,132,861
		29,819,652
	Pharmaceuticals — 11.7%
53,342	Akorn, Inc. (b)	1,990,190
17,915	Allergan plc (b)	5,598,438
380,479	Auris Medical Holding AG (b)	1,860,542
200,000	Depomed Inc. (b)	3,626,000
29,100	Endo International plc (b)	1,781,502
83,000	Flamel Technologies SA (b) (f)	1,013,430
69,780	Flex Pharma, Inc. (b)	868,761
124,140	Foamix Pharmaceuticals Ltd. (b)	1,006,775
99,469	Impax Laboratories, Inc. (b)	4,253,294
319,800	IntelliPharmaceutics International Inc. warrants (Restricted, expiration 2/01/16) (a) (b)	3,198
56,340	Intra-Cellular Therapies, Inc. (b)	3,030,529
207,300	Paratek Pharmaceuticals, Inc. (b)	3,932,481
21,315	Shire plc (f)	4,369,575
88,764	Tetraphase Pharmaceuticals Inc. (b)	890,303
235,961	Teva Pharmaceutical Industries Ltd. (f)	15,488,480
181,570	The Medicines Company (b)	6,779,824
		56,493,322
	TOTAL COMMON STOCKS AND WARRANTS (Cost $257,701,491)	441,410,800

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT — 4.3%
$20,568,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $20,568,000, 0.03%, dated 12/31/15, due 01/04/16 (collateralized by Federal Home Loan Mortgage Corp. 4.125%, due 10/11/33, market value $20,979,956)	20,568,000
	TOTAL SHORT-TERM INVESTMENT (Cost $20,568,000)	20,568,000

The accompanying notes are an integral part of this Schedule of Investments.

INTEREST		VALUE
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 102.9% (Cost $314,445,751)	$494,439,781
	MILESTONE INTEREST (RESTRICTED) (a) (b) — 0.0% of Net Assets
	Pharmaceuticals — 0.0%
1	Targegen Milestone Interest	0
	TOTAL MILESTONE INTERESTS (Cost $2,962,363)	0
	TOTAL INVESTMENTS - 102.9% (Cost $317,408,114)	494,439,781
	OTHER LIABILITIES IN EXCESS OF ASSETS - (2.9)%	(13,913,889)
	NET ASSETS - 100%	$480,525,892

(a)         Security fair valued. See Investment Valuation and Fair Value Measurements.

(b)         Non-income producing security.

(c)          Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $14,654,147).

(d)         Foreign security.

(e)          Number of warrants to be determined at a future date.

(f)           American Depository Receipt

(g)          Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the “Trustees”) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or whose quoted price may otherwise not reflect fair value, are valued in good faith by the Adviser using a fair value process pursuant to policies and procedures approved by the Trustees described below. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Adviser also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, other restricted securities, as well as shares of publicly traded companies for which market quotations are not available or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees. The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

Federal Income Tax Cost

At December 31, 2015, the cost of securities for Federal income tax purposes was $317,417,895. The net unrealized gain on securities held by the Fund was $177,021,886, including gross unrealized gain of $204,413,764 and gross unrealized loss of $27,391,878.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended December 31, 2015 were as follows:

Issuer	Value on September 30, 2015	Purchases	Sales	Income	Value on December 31, 2015
ARCA Biopharma, Inc.	$4,408,210				$4,041,536
EBI Life Sciences, Inc.	13,102				13,102
Euthymics Biosciences, Inc.	1,099,991				1,099,991
Insightra Medical, Inc.	3,817,204				3,817,204
Neurovance, Inc.	3,964,574				2,688,952
Palyon Medical Corporation	3,469				3,364
Veniti, Inc.	2,989,998				2,989,998
	$16,296,548	$0	$0	$0	$14,654,147

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

(Unaudited)

(continued)

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2015 to value the Fund’s net assets. For the period ended December 31, 2015, there were no transfers between Levels 1 and 2. The Fund accounts for transfers between levels at the beginning of the period.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred and Warrants
Biotechnology			$2,594,395	$2,594,395
Health Care Equipment & Supplies			14,010,443	14,010,443
Life Sciences Tools & Services			2,913,225	2,913,225
Pharmaceuticals			5,288,940	5,288,940
Convertible Notes
Biotechnology		$2,198,728	—	2,198,728
Health Care Equipment & Supplies		—	99,000	99,000
Pharmaceuticals		5,356,250	—	5,356,250
Non-Convertible Notes
Health Care Equipment & Supplies		—	0	0
Common Stocks and Warrants
Biotechnology	$342,450,712	—	4,705,309	347,156,021
Health Care Equipment & Supplies	7,493,560	—	134,171	7,627,731
Health Care Providers & Services	—	—	314,074	314,074
Life Sciences Tools & Services	29,819,652	—	—	29,819,652
Pharmaceuticals	56,490,124	—	3,198	56,493,322
Short-term Investment	—	20,568,000	—	20,568,000
Other Assets	—	—	176,855	176,855
Total	$436,254,048	$28,122,978	$30,239,610	$494,616,636

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2015	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers in (out of) Level 3	Balance as of December 31, 2015
Convertible Preferred and Warrants
Biotechnology	$2,624,891	$(33,674)	$3,178	$0		$2,594,395
Health Care Equipment & Supplies	15,337,282	(1,327,087)	248	—		14,010,443
Life Sciences Tools & Services	2,913,225	—	—	—		2,913,225
Pharmaceuticals	6,564,562	(1,277,274)	1,652	—		5,288,940
Convertible Notes
Health Care Equipment & Supplies	105	(105)	99,000	—		99,000
Non-Convertible Notes
Health Care Equipment & Supplies	0	—	—	—		0
Common Stocks and Warrants
Biotechnology	3,051,084	1,653,174	1,051	—		4,705,309
Health Care Equipment & Supplies	118,144	16,027	—	—		134,171
Health Care Providers & Services	314,074	—	—	—		314,074
Pharmaceuticals	22,386	(19,188)	—	—		3,198
Other Assets	255,284	—	126	(78,555)		176,855
Total	$31,201,037	$(988,127)	$105,255	$(78,555)	$0	$30,239,610
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2015						$(987,946)

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

(Unaudited)

(continued)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at 12/31/2015	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$2,430,619	Income approach, Black-Scholes	Discount for lack of marketability	20%-30% (26%)
	17,068,144	Capital asset pricing model	Discount rate	13%-36.9% (20.49%)
			Price to sales multiple	1.6-8.3 (2.65)
	10,563,992	Market approach, recent transaction	(1)	N/A
	176,855	Probability adjusted value	Probability of events	20%-100% (26.83%)
			Timing of events	0-2.58 (1.32) years
$30,239,610

(1)         The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds. There is no quantitative information to provide as these methods of measure are investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 6% of the Fund’s net assets at December 31, 2015.

At December 31, 2015, the Fund had commitments of $376,500 relating to an additional investment in one private company.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2015. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date	Cost	Carrying Value per Unit	Value
Afferent Pharmaceuticals, Inc.
Series C Cvt. Pfd	7/1/15	$1,501,707	$2.45	$1,500,002
AlterG, Inc.
Series C Cvt. Pfd	4/12/13	1,427,310	0.41	958,661

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

(Unaudited)

(continued)

ARCA biopharma, Inc.
Warrants (expiration 6/11/22)	6/11/15		$522	$0.83		$269,328
CardioKinetix, Inc.
Series C Cvt. Pfd	5/22/08		1,653,315	14.07		1,116,094
Series D Cvt. Pfd	12/10/10		545,940	3.81		542,779
Series E Cvt. Pfd	9/14/11		1,253,611	2.85		1,250,781
Series F Cvt. Pfd	12/04/14		1,377,518	3.42		1,377,516
Warrants (expiration 12/11/19)	12/10/09, 2/11/10		123	0.00		0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10		123	0.00		0
Warrants (expiration 8/15/24)	8/15/14		126	0.00		0
Celladon Corporation
Warrants (expiration 10/10/18)	10/10/13		65	0.58		2,865
Cercacor Laboratories, Inc. Common	3/31/98		0	1.03		134,028
CytomX Therapeutics, Inc.
Common	6/12/15		1,200,529	18.78		2,411,916
Dynex Technologies, Inc.
Series A Cvt. Pfd	1/03/12	††	199,963	0.50		1,080,545
Warrants (expiration 4/01/19)	1/03/12	††	60	0.00		0
Warrants (expiration 5/06/19)	1/03/12	††	5	0.00		0
EBI Life Sciences, Inc.
Series A Cvt. Pfd	12/29/11	††	13,597	0.01	†	13,102
Euthymics Biosciences, Inc.
Series A Cvt. Pfd	7/14/10 - 5/21/12		2,635,558	0.38		1,099,991
Heron Therapeutics, Inc.
Warrants (expiration 7/01/16)	6/30/11		555	19.56		2,021,200
IlluminOss Medical, Inc.
Series C-1 Cvt. Pfd	9/26/12 - 6/13/14		1,551,426	0.07		287,846
IlluminOss Medical, Inc. Secured Senior
Cvt. Promissory Note	11/25/15		99,000	100.00		99,000
InnovaCare Health, Inc. Common	12/21/12	††	643,527	2.12		314,074
Insightra Medical, Inc.
Series C Cvt. Pfd	4/29/13		2,173,806	0.42		2,170,000
Series C-2 Cvt. Pfd	5/25/15		1,647,279	0.42		1,647,204
Warrants (expiration 3/31/25)	7/24/15		7	0.00		0
Warrants (expiration 5/28/25)	5/28/15		39	0.00		0
Warrants (expiration 8/18/25)	8/8/15		28	0.00		0
IntelliPharmaceutics International Inc.
Warrants (expiration 2/01/16)	1/31/11		115	0.01		3,198
Labcyte, Inc.
Series C Cvt. Pfd	7/18/05		1,283,959	0.71		1,743,765
Series D Cvt. Pfd	12/21/12		68,607	0.83		88,915
Magellan Diagnostics, Inc.
Series A Cvt. Pfd	11/28/06 - 10/01/09		1,010,827	0.77		1,666,200
Warrants (expiration 4/01/19)	4/03/09		358	0.00		0
Warrants (expiration 5/06/19)	5/12/09		28	0.00		0
Merus B.V. Class C	8/15/17		1,104,255	7.24		1,081,291
Neurovance, Inc.
Series A Cvt. Pfd	12/29/11	††	204,009	3.71		200,147
Series A-1 Cvt. Pfd	10/11/12 - 10/10/13		2,495,742	3.71		2,488,805
Ovid Therapeutics, Inc.
Series B Cvt. Pfd	8/7/15		1,499,997	6.23		1,499,997
Palyon Medical Corporation
Series A Cvt. Pfd	4/28/09		2,070,040	0.00	†	2,046
Series B Cvt. Pfd	6/28/13		1,314,671	0.00	†	1,318
Cvt. Promissory Note	11/13/14		37,401	0.00		0
Cvt. Promissory Note	1/22/15		30,339	0.00		0
Warrants (expiration 4/26/19)	4/25/12		21	0.00		0

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

(Unaudited)

(continued)

Targegen Milestone Interest	7/20/10	$2,962,363	$0.00		$0
TherOx, Inc.	9/11/00, 7/8/05	2,388,426	0.00	†	143
Tibion Corporation
Series B Cvt. Pfd	2/23/11	905,158	0.00		0
Non-Cvt. Promissory Note	7/12/12	238,513	0.00		0
Non-Cvt. Promissory Note	4/12/13	28,212	0.00		0
Warrants (expiration 10/30/17)	10/30/12	0	0.00		0
Warrants (expiration 11/28/17)	11/28/12	0	0.00		0
Warrants (expiration 7/12/17)	7/12/12	0	0.00		0
Veniti, Inc.
Series A Cvt. Pfd	2/28/11	2,272,078	0.61		1,578,474
Series B Cvt. Pfd	5/24/13	1,197,472	0.64		837,503
Series C Cvt. Pfd	12/12/14	820,013	0.80		574,021
		$39,858,343			$30,062,755

(#)    See Schedule of Investments and corresponding footnotes for more information on each issuer.

†            Carrying value per unit is greater than $0.00 but less than $0.01

††     Interest received as part of a corporate action for a previously owned security.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tekla Life Sciences Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	2/26/16

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	2/26/16